Capital risk management (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capital Risk Management [Abstract]
Total equity	$ 52,201,588	$ 76,238,075	$ 13,270,353	$ 14,672,037